Employment Continuing Operations - Additional Information (Detail) - Continuing including discontinued operations [member] € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) Employees	Dec. 31, 2016 EUR (€) Employees	Dec. 31, 2015 EUR (€) Employees
Disclosure of employment expenses [Line Items]
Employment costs including discontinued operations | €	€ 5,588	€ 5,532	€ 4,961
Average number of employees including discontinued operations | Employees	89,213	86,778	78,106